Note 7 - Pension, Post-Retirement and Post-Employment Plans (Details) - Key Assumptions Used to Determine Net Periodic Benefit Expense	9 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2013	Oct. 31, 2013	Dec. 31, 2014	Dec. 31, 2012
Domestic Postretirement Benefit Plan of Foreign Entity [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.00%	4.40%	5.10%	5.20%
Foreign Postretirement Benefit Plan [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	11.70%	10.80%	12.40%	10.80%
Successor [Member] | Domestic Pension Plan of Foreign Entity [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	5.10%		5.20%
Rate of compensation increase	4.00%		4.00%
Long-term rate of return on assets	7.80%		7.80%
Successor [Member] | Foreign Pension Plan [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate	4.10%		4.20%
Rate of compensation increase	3.30%		3.40%
Long-term rate of return on assets	4.90%		4.20%
Predecessor [Member] | Domestic Pension Plan of Foreign Entity [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate		4.40%		5.20%
Rate of compensation increase		4.00%		4.00%
Long-term rate of return on assets		7.80%		7.80%
Predecessor [Member] | Foreign Pension Plan [Member]
Weighted average assumptions used to determine net periodic benefit cost:
Discount rate		4.20%		4.60%
Rate of compensation increase		3.40%		3.40%
Long-term rate of return on assets		6.50%		6.50%